Loans (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loans	Dec. 31, 2012 Loans
Troubled Debt Restructuring
Number of contracts	3	4
Pre-modification outstanding recorded investment	$ 749	$ 3,542
Post-modification outstanding recorded investment	749	2,737
Subsequent Default
Number of contracts subsequently defaulted		1
Recorded investment of contracts subsequently defaulted		53
Commercial Real Estate Construction
Troubled Debt Restructuring
Number of contracts
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted
Commercial Real Estate Other
Troubled Debt Restructuring
Number of contracts	1
Pre-modification outstanding recorded investment	412
Post-modification outstanding recorded investment	412
Subsequent Default
Number of contracts subsequently defaulted		1
Recorded investment of contracts subsequently defaulted		53
Commercial Non Real Estate
Troubled Debt Restructuring
Number of contracts		4
Pre-modification outstanding recorded investment		3,542
Post-modification outstanding recorded investment		2,737
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted
One-to-Four Family Residential Real Estate
Troubled Debt Restructuring
Number of contracts	2
Pre-modification outstanding recorded investment	337
Post-modification outstanding recorded investment	337
Subsequent Default
Number of contracts subsequently defaulted
Recorded investment of contracts subsequently defaulted